Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	Matterport, Inc./DE,
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Central Index Key	0001819394
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false